United States
Securities and Exchange Commission
Washington, D.C. 20549
Form 13F
Form 13F Cover Page
Report fopr the Quarter Ended:  June 30, 1999
Check here is Amendment   ; Amendment Number:
This Amendment (Check only one.):  is a restatement
				 X adds new holdings
Institutional Investment Manager Filing this Report
Compu-Val Investments, Inc.
1702 Lovering Avenue
Wilmington, DE 19806
13F File Number: 028-03683
This institutional investment manager filing this report and the person by who it is signed hereby represent taht the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:  Joan Kalil
Title: Vice President
Phone: 302-652-6767
Signature, Place, and Date of Signing:
   Joan Kalil    Wilmington, DE  July 30, 1999
Report Type (Check only one.):
X    13F Holdings Report
     13F Notice
     13F Combination Report.
List of other managers reporting for this manager:
I am signing this report as reqauired by the Securities Exchange
Act of 1934.

Report Summary:
Number of other included managers:
Form 13F Information Table Entry Total:  101
Form 13F Information Table Value Total:  $154,010

                                                                                                                 Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
         Name of Issuer           Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Air Products                   COM              009158106     1501    37290 SH       Sole                    37290
Albertsons                     COM              013104104     1195    23175 SH       Sole                    23175
Amerada Hess                   COM              023551104     1114    18715 SH       Sole                    18715
BJ's Wholesale Club            COM              05548j106     1439    47880 SH       Sole                    47880
Bank of Boston                 COM              06605R106     1469    28740 SH       Sole                    28740
Bank of New York               COM              064057102     2022    55110 SH       Sole                    55110
Bankamerica                    COM              06605F102     1654    22559 SH       Sole                    22559
Becton Dickinson               COM              075887109      668    22275 SH       Sole                    22275
Bergen Brunswig                COM              083739102     1033    59901 SH       Sole                    59901
Bristol Myers Squibb           COM              110122108     2061    29261 SH       Sole                    29261
Burlington Resources           COM              122014103     1463    33820 SH       Sole                    33820
Carnival Cruise Lines          COM              143658102     1946    40120 SH       Sole                    40120
Ceridian                       COM              15677T106     1229    37610 SH       Sole                    37610
Chase Manhattan                COM              16161A108      938    10845 SH       Sole                    10845
City National                  COM              178566105     1498    40000 SH       Sole                    40000
Coastal                        COM              190441105     1947    48376 SH       Sole                    48376
Compaq Computer                COM              204493100      690    29110 SH       Sole                    29110
Crane                          COM              224399105     1486    47268 SH       Sole                    47268
Daisytek                       COM              234053106     1194    73180 SH       Sole                    73180
Du Pont                        COM              263534109     1842    26968 SH       Sole                    26968
Finova Group                   COM              317928109     1267    24075 SH       Sole                    24075
First Union                    COM              337358105      403     8556 SH       Sole                     8556
Fulton Financial               COM              360271100      214    10337 SH       Sole                    10337
GTE                            COM              362320103     1712    22670 SH       Sole                    22670
General Dynamics               COM              369550108     1527    22165 SH       Sole                    22165
General Electric               COM              369604103     2034    17997 SH       Sole                    17997
Granite Construction           COM              387328107     1123    38300 SH       Sole                    38300
HCR Manor Care                 COM              404134108      999    41293 SH       Sole                    41293
Halliburton                    COM              406216101     1526    33727 SH       Sole                    33727
Health South                   COM              421924101      764    51360 SH       Sole                    51360
Hibernia                       COM              428656102      690    44010 SH       Sole                    44010
Honeywell                      COM              438506107     2216    19123 SH       Sole                    19123
IBM                            COM              459200101     2426    18773 SH       Sole                    18773
Int'l Specialty Products       COM              460337108     1083   106305 SH       Sole                   106305
Jacobs Engineering             COM              469814107     1579    41545 SH       Sole                    41545
K Mart                         COM              482584109     2429   147190 SH       Sole                   147190
Lowe's Companies               COM              548661107     1554    27415 SH       Sole                    27415
Mobil                          COM              607059102     1791    18135 SH       Sole                    18135
Newfield Exploration           COM              651290108     1774    62395 SH       Sole                    62395
Northern Telecom               COM              665815106     1422    16385 SH       Sole                    16385
Northern Trust                 COM              665859104     1424    14685 SH       Sole                    14685
Ocean Energy                   COM              67481E106     1412   146720 SH       Sole                   146720
Office Max                     COM              67622M108     1635   136225 SH       Sole                   136225
Procter & Gamble               COM              742718109      242     2708 SH       Sole                     2708
Questar                        COM              748356102     1211    63336 SH       Sole                    63336
Regions Financial              COM              758940100     1219    31710 SH
